Schedule of Share-based Compensation, Stock Options, Activity (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2017 $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Aug. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning of Period | shares	3,320,875	3,485,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 1			$ 2,887,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period | $ / shares	$ 0.15	$ 0.15
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 2			0.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares	(55,000)	(1,014,125)
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 3			$ (1,210,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	$ 0.23	$ 0.17
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 4			0.21
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares		850,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 5			$ 2,392,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		$ 0.14
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 6			0.10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, End of Period | shares	3,265,875	3,320,875	3,485,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 7			$ 4,070,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period | $ / shares	$ 0.15	$ 0.15	$ 0.15
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 8			0.15
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 9			$ (385,000)
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 10			0.32
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 11			$ (935,000)
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 12			0.16
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 13			$ 735,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 14			0.13
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 15			$ 3,485,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 16			0.13
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 1		$ 4,070,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 2		0.15
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 3		$ (385,000)
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 4		0.32
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 5		$ (935,000)
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 6		0.16
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 7		$ 735,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 8		0.13
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 9		$ 3,485,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 10		0.15
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 11		$ (1,014,125)
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 12		0.17
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 13		$ 850,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 14		0.14
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 15		$ 3,320,875
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 16		0.15
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 17		$ 3,020,875
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 18		0.14